Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of capitalized costs - (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties		$ 13,157
Gross capitalized costs	$ 1,144,931	916,047	$ 1,082,070
Accumulated depreciation	(222,847)	(74,413)	(824,399)
Total net capitalized costs	922,084	841,634	257,671
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties	29,403	29,681
Gross capitalized costs	30,044	29,681
Accumulated depreciation	(3)
Total net capitalized costs	30,041	29,681
Machinery, installations and software licenses [member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	29,757	20,602	16,996
Machinery, installations and software licenses [member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	40
Oil and gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	1,040,250	804,752	1,061,163
Other uncompleted projects [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	74,924	$ 77,536	$ 3,911
Other uncompleted projects [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	$ 601